CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Detroit Street Trust (the “Registrant”). The Registrant’s 1933 Act No. is 333-207814 and the Registrant’s 1940 Act No. is 811-23112.

2.

There are no changes to the Prospectuses from the forms of Prospectuses that were filed in Post-Effective Amendment No. 20 (“PEA No. 20”) on February 28, 2017, pursuant to Rule 485(b) of the 1933 Act for the following series: Janus Small Cap Growth Alpha ETF, Janus Small/Mid Cap Growth Alpha ETF, The Long-Term Care ETF, The Obesity ETF, The Organics ETF, Janus Velocity Tail Risk Hedged Large Cap ETF, and Janus Velocity Volatility Hedged Large Cap ETF.

3.

There are no changes to the Statements of Additional Information from the forms of Statements of Additional Information that were filed in PEA No. 20 on February 28, 2017, pursuant to Rule 485(b) of the 1933 Act for the following series: Janus Small Cap Growth Alpha ETF, Janus Small/Mid Cap Growth Alpha ETF, The Health and Fitness ETF, The Long-Term Care ETF, The Obesity ETF, The Organics ETF, Janus Velocity Tail Risk Hedged Large Cap ETF, and Janus Velocity Volatility Hedged Large Cap ETF.

4.	The text of PEA No. 20 has been filed electronically.

DATED: March 3, 2017

Janus Detroit Street Trust

on behalf of its series

By:	/s/ Adithya Attawar
Adithya Attawar
Assistant Secretary